SUBSEQUENT EVENTS (Details Textual) - Subsequent Event [Member] $ in Thousands	1 Months Ended
Feb. 28, 2017 USD ($)
Secured Credit Agreement [Member]
Subsequent Event [Line Items]
Long-term Line of Credit	$ 40,000
London Interbank Offered Rate (LIBOR) [Member] | Secured Credit Agreement [Member]
Subsequent Event [Line Items]
Debt Instrument, Basis Spread on Variable Rate	1.85%
StoneRiver [Member]
Subsequent Event [Line Items]
Payments to Acquire Businesses, Gross	$ 100,000
Business Combination, Consideration Transferred, Other	12,500
Escrow Deposit	500
Escrow Deposit For Period Eighteen Months	$ 2,000